Share Capital and Preference Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Movements in number of shares, share capital, Preference Shares, contributed surplus and treasury shares
Balance at beginning of period	$ 1,763,134	$ 1,509,682
Treasury shares, net	(62)
Treasury shares distributed for awards vested or exercised in the period	86	(107)
Dividend declared deducted from Contributed surplus due to accumulated deficit	(71,223)	(55,535)
Balance at the end of the period	$ 1,863,069	1,717,222
Share capital
Share Capital
Shares authorized (in shares)	500,000,000
Par value per share (in dollar per share)	$ 0.01
Movements in number of shares, share capital, Preference Shares, contributed surplus and treasury shares
Balance at beginning of period	$ 810	810
Balance at the end of the period	$ 810	810
Treasury shares
Movements in number of shares, share capital, Preference Shares, contributed surplus and treasury shares
Number of shares outstanding at beginning of period	275,241
Balance at beginning of period	$ (6,960)	(10,861)
Treasury shares, net (in shares)	2,818
Treasury shares, net	$ (62)
Treasury shares distributed for awards vested or exercised in the period (in shares)	(99,014)
Treasury shares distributed for awards vested or exercised in the period	$ 2,550	1,664
Number of shares outstanding at end of period	179,045
Balance at the end of the period	$ (4,472)	(9,197)
Contributed surplus
Movements in number of shares, share capital, Preference Shares, contributed surplus and treasury shares
Balance at beginning of period	911,766	966,974
Dividend declared deducted from Contributed surplus due to accumulated deficit	(28,452)	(27,597)
Balance at the end of the period	$ 883,314	939,377
Common Units/Shares
Movements in number of shares, share capital, Preference Shares, contributed surplus and treasury shares
Number of shares outstanding at beginning of period	80,717,885
Treasury shares, net (in shares)	(2,818)
Treasury shares distributed for awards vested or exercised in the period (in shares)	99,014
Number of shares outstanding at end of period	80,814,081
Common Units/Shares | Share capital
Share Capital
Par value per share (in dollar per share)	$ 0.01
Units/Shares issued to underwriters	80,814,081
Preference Units/Shares
Movements in number of shares, share capital, Preference Shares, contributed surplus and treasury shares
Number of shares outstanding at beginning of period	4,600,000
Balance at beginning of period	$ 46	46
Number of shares outstanding at end of period	4,600,000
Balance at the end of the period	$ 46	$ 46